CAPITAL STOCK - Disclosure of detailed information about share-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 3,429	$ 4,161
General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	2,492	2,935
Royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	937	1,226
Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,757	2,608
Fair value of stock options vested [Member] | General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	962	1,403
Fair value of stock options vested [Member] | Royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	795	1,205
RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,672	1,285
RSU's vested [Member] | General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,530	1,285
RSU's vested [Member] | Royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 142	0
RSU's settled with cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		268
RSU's settled with cash [Member] | General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		247
RSU's settled with cash [Member] | Royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		$ 22